Restructuring and Other Charges - Restructuring and Other Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Aug. 17, 2012	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring liability, Beginning balance		$ 1,813	$ 1,298	$ 2,337
Restructuring charges		3,531	2,368	1,694
Facility charges		393
Currency translation		(67)	5	(71)
Cash payments		(2,662)	(1,858)	(2,662)
Restructuring liability, Ending balance		3,008	1,813	1,298
Severance and Fringe Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability, Beginning balance		1,813	1,298	2,337
Restructuring charges	127	1,946	2,368	1,694
Currency translation		(67)	5	(71)
Cash payments		(2,662)	(1,858)	(2,662)
Restructuring liability, Ending balance		1,030	1,813	1,298
Excess facility charges & other exit costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,585
Facility charges		393
Restructuring liability, Ending balance		$ 1,978